Cash Flow Analysis - Investing Activities, Proceeds and Payments on Financial Investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [line items]
Proceeds on financial investments not included under cash equivalents	€ 296	€ 489	€ 1,142
Payments on financial investments not included under cash equivalents	(1,106)	(265)	(426)
Legal deposits
Disclosure of associates [line items]
Payments on financial investments not included under cash equivalents	(75)	(104)	(86)
Mediaset Premium
Disclosure of associates [line items]
Payments on financial investments not included under cash equivalents	0	(20)	(100)
Telco, S.p.A.
Disclosure of associates [line items]
Payments on financial investments not included under cash equivalents	0	0	(60)
Long-term deposits
Disclosure of associates [line items]
Payments on financial investments not included under cash equivalents	(150)	0	0
Collateral guarantees on derivatives
Disclosure of associates [line items]
Payments on financial investments not included under cash equivalents	(709)	0	0
Other Investments
Disclosure of associates [line items]
Payments on financial investments not included under cash equivalents	(172)	(141)	(180)
Indra
Disclosure of associates [line items]
Proceeds on financial investments not included under cash equivalents	0	85	0
China Unicom Broadband Online Limited Corp.
Disclosure of associates [line items]
Proceeds on financial investments not included under cash equivalents	72	322	0
Telecom Italia S.p.A.
Disclosure of associates [line items]
Proceeds on financial investments not included under cash equivalents	0	0	1,025
Telecom Italia's bond
Disclosure of associates [line items]
Proceeds on financial investments not included under cash equivalents	49	0	0
Other Associates
Disclosure of associates [line items]
Proceeds on financial investments not included under cash equivalents	€ 175	€ 82	€ 117